Balances and Transactions in Foreign Currencies - Transactions (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Raw materials and consumables used		$ 85,286	$ 79,896	$ 84,502
Interest expense	$ 826	16,938	17,516	14,133
All Currencies Other Than Peso
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenue		4,282	4,338	5,488
Other operating revenues		2,121	1,530	6,594
Raw materials and consumables used		20,090	16,436	18,479
Interest expense		4,837	14,192	2,580
Consulting Fees		843	503	753
Asset Acquisitions		188	79	3,393
Other		2,973	2,517	4,482
U S dollar
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenue		4,261	4,213	5,487
Other operating revenues		2,107	1,478	5,612
Raw materials and consumables used		20,009	16,398	17,941
Interest expense		3,466	13,660	2,183
Consulting Fees		826	480	718
Asset Acquisitions		180	79	3,388
Other		2,908	2,413	4,348
Euro
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenue		14
Raw materials and consumables used		81	35	538
Interest expense		1,371	0	397
Consulting Fees		16	20	33
Asset Acquisitions		8		5
Other		1	1	2
Other currencies
Disclosure of Balances and Transactions in Foreign Currencies [line items]
Total revenue		7	125	1
Other operating revenues		14	52	982
Raw materials and consumables used			3
Interest expense			532
Consulting Fees		1	3	2
Other		$ 64	$ 103	$ 132